BORROWINGS - Supplemental information (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Credit Facilities [Line Items]
Cash flows from financing activities	[1]	$ (402)	$ (684)	$ 944
Corporate Borrowings
Disclosure of Credit Facilities [Line Items]
Borrowings, Jan 1		2,328	2,350
Cash flows from financing activities		(314)	115
Non Cash Acquisitions		0	0
Non-cash Held For Sale		0	0
Other borrowings		86	(137)
Borrowings, Dec 31		2,100	2,328	2,350
Non Recourse Borrowings
Disclosure of Credit Facilities [Line Items]
Borrowings, Jan 1		14,218	13,088
Cash flows from financing activities		823	(103)
Non Cash Acquisitions		319	1,984
Non-cash Held For Sale		(196)	(360)
Other borrowings		36	(391)
Borrowings, Dec 31		$ 15,200	$ 14,218	$ 13,088

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).